Earnings per Share	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Earnings per Share
16.	EARNINGS PER SHARE

For the years ended December 31, 2014, 2013 and 2012, earnings per share (“EPS”) was calculated as follows:

	Year ended December 31, 2014	Year ended December 31, 2013	Year ended December 31, 2012
Basic EPS
Net income (loss) attributable to parent company	128	(500)	(1,158)
Weighted average shares outstanding	886,532,167	889,541,922	886,699,953
Basic EPS	0.14	(0.56)	(1.31)

Diluted EPS
Net income (loss) attributable to parent company	128	(500)	(1,158)
Net income (loss) attributable to parent company adjusted	128	(500)	(1,158)
Weighted average shares outstanding	886,532,167	889,541,922	886,699,953

Dilutive effect of unvested shares	3,278,537	—	—
Number of shares used in calculating diluted EPS	889,810,704	889,541,922	886,699,953
Diluted EPS	0.14	(0.56)	(1.31)

In 2014, outstanding stock-options have included anti-dilutive shares totalling 4,300 shares. In 2013 and 2012, if the Company had reported income, outstanding stock options would have included anti-dilutive shares totalling approximately 8,290,251 shares and 16,690,472 shares, respectively.

The convertible bonds issued on July 3, 2014, as detailed in Note 13 had no impact on the diluted EPS computation as of 31 December 2014 since the contingently conversion features were out-of-the-money.